2. REGULATORY FRAMEWORK (Details 3)	12 Months Ended
Dec. 31, 2020
Additional remuneration to thermal generators [member]
Disclosure of Regulatory Framework [Line Items]
Period	Summer - Winter
Remuneration for first 25 hours ($ / MW-hmrt)	45,000
Remuneration for second 25 hours ($ / MW-hmrt)	22,500
Additional remuneration to thermal generators 2 [member]
Disclosure of Regulatory Framework [Line Items]
Period	Fall - Spring
Remuneration for first 25 hours ($ / MW-hmrt)	7,500